Condensed Consolidated Unaudited Interim Statements of Financial Position - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current
Cash	$ 4,054,420	$ 1,619,742
Trade and other receivables, net	1,424,564	1,544,427
Prepaid expenses	431,413	154,266
Inventory	4,684,666	2,397,471
Advance to suppliers	1,283,943	470,167
Total current assets	11,879,006	6,186,073
Long term receivable	149,429	168,167
Right of use assets, net	914,700	1,077,845
Equipment, net	234,545	267,967
Intangible assets, net	5,464,461	4,350,537
Total assets	18,642,141	12,050,589
Current
Bank loan	37,096	27,159
Accounts payable and accrued liabilities	1,547,115	2,646,321
Due to Related Party
Lease Obligations	284,862	232,969
Convertible promissory note	1,591,680	1,421,911
Warrant liability	4,209,769	2,176,686
Future Purchase Consideration		350,000
Total current liabilities	7,670,522	6,855,046
Lease obligation	596,643	787,513
Long Term Convertible Debenture
Convertible promissory note		1,921,382
Total non-current liabilities	596,643	2,708,895
Total Liabilities	8,267,165	9,563,941
Commitments and contingencies
Shareholders’ equity
Share capital	68,478,827	54,655,244
Reserves	12,635,779	10,389,555
Accumulated other comprehensive loss	(37,221)	(38,739)
Deficit	(70,702,409)	(62,519,412)
Shareholders’ equity	10,374,976	2,486,648
Total liabilities and shareholders’ equity	$ 18,642,141	$ 12,050,589